Patent Licenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization

At September 30, 2015, future amortization expense related to intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2015 (remaining three months)	$26
2016	83
2017	83
2018	83
2019	50
Thereafter	2,750

Total	$3,075

At December 31, 2014, future amortization expense related to the intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2015	$62
2016	62
2017	62
2018	62
2019	29
Thereafter	2,473

Total	$2,750